Rights To Use Airport Facilities - Summary of Value of Rights to Use Airport Facilities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Rights To Use Airport Facilities [Line Items]
Rights to use airport facilities	$ 646,801	$ 703,500	$ 760,200
Gross carrying amount [Member]
Disclosure Of Rights To Use Airport Facilities [Line Items]
Rights to use airport facilities	2,117,708	2,117,708	2,117,708
Accumulated amortization [Member]
Disclosure Of Rights To Use Airport Facilities [Line Items]
Rights to use airport facilities	$ (1,470,907)	$ (1,414,208)	$ (1,357,508)